Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 58,157	$ 65,300
Trade and other receivables (note 4)	907	1,314
Inventory	261	73
Income taxes receivable	1,389	2,361
Prepaid expenses and other current assets (note 5)	2,459	1,772
Total current assets	63,173	70,820
Restricted cash equivalents	314	335
Right of use assets	114	150
Property, plant and equipment	42	42
Other non-current assets	122
Identifiable intangible assets	573	625
Goodwill	7,487	8,130
Total Assets	71,825	80,102
Current liabilities
Payables and accrued liabilities (note 6)	2,635	2,672
Current portion of provisions	27	34
Income taxes payable	105	115
Current portion of deferred revenues (note 3)	3,534	4,815
Current portion of lease liabilities	106	130
Total current liabilities	6,407	7,766
Deferred revenues (note 3)	2,617	1,493
Deferred gain	90	98
Lease liabilities	16	31
Employee future benefits (note 7)	8,188	17,485
Provisions	213	243
Total liabilities	17,531	27,116
SHAREHOLDERS’ EQUITY
Share capital (note 8)	293,410	293,410
Warrants (note 8)	5,085	5,085
Other capital (note 8)	89,848	89,788
Deficit	(333,450)	(334,619)
Accumulated other comprehensive loss (“AOCI”)	(599)	(678)
Total shareholders’ equity	54,294	52,986
Total liabilities and shareholders’ equity	$ 71,825	$ 80,102